TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of prepaid income taxes

	2022	2023
The Company - Corporate income tax	19	271
Subsidiaries - Corporate income tax	581	699
Total	600	970
Current portion	(332)	(3)
Non-current portion (Note 14)	268	967

Schedule of prepaid other taxes

	2022	2023
The Company:
VAT	155	164
Article 21 - Individual income tax	3	2
Article 22 - Withholding tax on goods delivery and imports	1	0
Article 23 - Withholding tax on service delivery	97	238
Subsidiaries:
VAT	1,561	2,145
Article 4(2) - Final tax	24	1
Article 23 - Withholding tax on service delivery	24	14
Total	1,865	2,564
Current portion	(1,512)	(1,925)
Non-current portion (Note 14)	353	639

Schedule of current income tax liabilities

	2022	2023
The Company:
Article 25 - Installment of corporate income tax	190	122
Article 29 - Corporate income tax	575	—
Subsidiaries:
Article 25 - Installment of corporate income tax	260	539
Article 29 - Corporate income tax	1,782	1,672
Total	2,807	2,333

Schedule of other tax liabilities

	2022	2023
The Company:
Income taxes
Article 4(2) - Final tax	50	33
Article 21 - Individual income tax	79	102
Article 22 - Withholding tax on goods delivery and imports	7	2
Article 23 - Withholding tax on services	48	24
Article 26 - Withholding tax on non-resident income	5	0
VAT	244	170
VAT - Tax collector	286	163
Sub-total	719	494

Subsidiaries:
Income taxes
Article 4(2) - Final tax	287	317
Article 21 - Individual income tax	206	182
Article 22 - Withholding tax on goods delivery and imports	5	9
Article 23 - Withholding tax on services	68	152
Article 26 - Withholding tax on non-resident income	262	10
VAT	493	399
VAT - Tax collector	525	629
Sub-total	1,846	1,698
Total	2,565	2,192

Schedule of components of consolidated income tax expense (benefit)

	2021	2022	2023
Current
The Company	2,236	2,134	1,271
Subsidiaries	7,320	7,125	7,525
Sub-total	9,556	9,259	8,796
Deferred
The Company	(614)	(102)	504
Subsidiaries	698	(447)	(513)
Sub-total	84	(549)	(9)
Net income tax expense	9,640	8,710	8,787

Schedule of net income tax expense

	2021	2022	2023
Estimated taxable income of the Company	11,593	11,039	6,340
Corporate Income Tax:
Current corporate income tax expense:
The Company	2,202	2,098	1,205
Subsidiaries	7,318	7,125	7,524
Current income tax expense of previous year:
Final tax expense
The Company	34	36	66
Subsidiaries	2	—	1
Total income tax expense - current	9,556	9,259	8,796

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(134)	25	196
Contract Cost	(17)	(24)	(12)
Leases	(1)	(1)	0
Realization of accrual of expenses and inventory write-off (provision for inventory obsolescence)	—	(13)	(5)
Amortization of (addition to) deferred installation fee	(64)	(20)	(1)
Allowance for expected credit losses	(71)	10	54
Provision for employee benefits	(111)	96	(7)
Amortization of intangible assets, land rights and others	1	(1)	(6)
Depreciation and gain on disposal or sale of property and equipment	(217)	(174)	285
Net	(614)	(102)	504
Telkomsel
Fair value measurement of other financial instruments	549	(542)	(7)
Leases	(84)	58	200
Allowance for expected credit losses	103	35	(61)
Amortization of license	28	(6)	25
Provision for employee benefits	(128)	(33)	(168)
Contract liabilities	(9)	—	(217)
Contract cost	27	—	(5)
Other financial instruments	1	234	(41)
Depreciation and gain on disposal or sale of property and equipment	100	(178)	(122)
Net	587	(432)	(396)
Subsidiaries - other - net	111	(15)	(117)
Net income tax benefit - deferred	84	(549)	(9)
Income tax expense - net	9,640	8,710	8,787

Schedule of reconciliation of income tax expense

	2021	2022	2023
Profit before income tax consolidation	43,739	36,430	40,855
Less consolidated income subject to final tax - net	(2,378)	(5,807)	(11,010)
	41,361	30,623	29,845
Income tax expense calculated at the Company’s applicable statutory tax rate	7,859	5,818	5,671
Difference in applicable statutory tax rate for subsidiaries	1,067	699	626
Non-deductible expenses	(24)	1,994	2,183
Final income tax expense	36	36	67
Deferred tax adjustment	(230)	(508)	(203)
Unrecognized deferred tax	17	(61)	177
Others	915	732	266
Net income tax expense	9,640	8,710	8,787

Schedule of deferred tax assets and liabilities

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2022	2023	2022	2023
The Company
Allowance for expected credit losses	885	831	(10)	(54)
Net periodic pension and other
post-employment benefit costs	981	822	(25)	(196)
Difference between accounting and tax bases of property and equipment	805	430	174	(285)
Provision for employee benefits	293	299	(96)	7
Deferred installation fee	204	21	20	1
Land rights, intangible assets and others	23	29	1	6
Accrued expenses and provision for inventory obsolescence	85	86	13	5
Leases	(3)	—	1	1
Capitalization of contract cost	(48)	14	24	12
Total deferred tax assets	3,225	2,532	102	(503)

Telkomsel
Provision for employee benefits	1,220	1,385	33	168
Allowance for expected credit losses	144	205	(35)	61
Contract liabilities	—	400	—	217
Fair value measurement of financial instruments	(7)	—	542	7
Difference between accounting and tax bases of property and equipment	(155)	62	178	122
Leases	(774)	(976)	(58)	(201)
License amortization	(146)	(171)	6	(25)
Contract cost	—	(46)	—	5
Other financial instruments	85	125	(234)	41
Deferred tax assets of Telkomsel - net	367	984	432	395
Deferred tax assets of the other subsidiaries - net	777	704	171	(70)
Deferred tax liabilities of the other subsidiaries - net	(1,023)	(841)	(156)	187

Deferred tax expense			549	9
Total deferred tax assets - net	4,369	4,220
Total deferred tax liabilities - net	(1,023)	(841)